Safeco corporation letterhead

SAFECO Plaza                                             Phone:   (206) 545-5000
Seattle, WA  98185-0001



May 1, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


         Re:      SAFECO Managed Bond Trust
                  1933 Act File Number - 33-47859
                  1940 Act File Number - 811-6667


Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that each of (i) the form of the No-Load Class prospectus and (ii) the form of the Advisor Class A, Advisor Class B and Advisor Class C prospectus and the Statement of Additional Information each dated May 1, 2001, for the above-captioned registrant that would have been filed under paragraph (c) of this section do not differ from that contained in the most recent amendment to the registration statement. I further certify that the most recent registration statement was filed electronically on April 27, 2001 and became effective April 30, 2001.

Please indicate receipt n the usual manner to the undersigned.

Sincerely,

/s/ William E. Crawford

William E. Crawford
Counsel